Related Party Balances and Transactions (Details) - Schedule of Collateral and Guarantee Made by Related Parties - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Collateral and Guarantee Made by Related Parties [Line Items]
Aggregated Principal	$ 8,533,888	$ 9,119,643
Carrying Amount	$ 6,657,340	$ 8,313,519
Mr. Jinlong Yang and his familiy members [Member]
Schedule of Collateral and Guarantee Made by Related Parties [Line Items]
Institution Name	Bank of China
Term	From May 25, 2023 to May 25, 2024
Aggregated Principal	$ 2,996,224
Carrying Amount	$ 2,636,677
Mr. Jinlong Yang and his familiy members one [Member]
Schedule of Collateral and Guarantee Made by Related Parties [Line Items]
Institution Name	Bank of China
Term	From May 24, 2023 to May 24, 2024
Aggregated Principal	$ 523,776
Carrying Amount	$ 460,923
Mr. Jinlong Yang, Shenzhen Bangrui Aviation Service Co. Ltd [Member]
Schedule of Collateral and Guarantee Made by Related Parties [Line Items]
Institution Name	China Everbright Bank
Term	From November 13, 2023 to May 12, 2024
Aggregated Principal	$ 2,112,000
Carrying Amount	$ 1,135,411
Guarantee by Mr. Jinlong Yang and MingZhu Logistics [Member]
Schedule of Collateral and Guarantee Made by Related Parties [Line Items]
Institution Name	Guilin Bank
Term	From April 28, 2023 to April 28, 2024
Aggregated Principal	$ 408,320
Carrying Amount	$ 408,320
Guarantee by Mr. Jinlong Yang and Shenzhen Mingzhu Freight Industrial Co., Ltd [Member]
Schedule of Collateral and Guarantee Made by Related Parties [Line Items]
Institution Name	The Industrial Bank Co., Ltd.
Term	From May 10, 2023 to May 10, 2024
Aggregated Principal	$ 422,400
Carrying Amount	$ 337,920
Guarantee by Mr. Lihui Wang [Member]
Schedule of Collateral and Guarantee Made by Related Parties [Line Items]
Institution Name	Bank of China
Term	From October 20, 2023 to October 20, 2024
Aggregated Principal	$ 1,126,400
Carrying Amount	$ 1,126,400
Guarantee by Mr. Lihui Wang one [Member]
Schedule of Collateral and Guarantee Made by Related Parties [Line Items]
Institution Name	Bank of China
Term	From January 3, 2023 to January 3, 2024
Aggregated Principal	$ 281,600
Carrying Amount	$ 281,600
Guarantee by Mr. Jinlong Yang and MingZhu Logistics Three [Member]
Schedule of Collateral and Guarantee Made by Related Parties [Line Items]
Institution Name	WeBank Co., Ltd.
Term	From July 13, 2022 to July 13, 2024
Aggregated Principal	$ 420,992
Carrying Amount	$ 122,719
Guarantee by Mr. Jinlong Yang [Member]
Schedule of Collateral and Guarantee Made by Related Parties [Line Items]
Institution Name	WeBank Co., Ltd.
Term	From July 5, 2022 to July 5, 2024
Aggregated Principal	$ 101,376
Carrying Amount	$ 72,277
Guarantee by Mr. Jinlong Yang one [Member]
Schedule of Collateral and Guarantee Made by Related Parties [Line Items]
Institution Name	WeBank Co., Ltd.
Term	From September 8, 2022 to September 8, 2024
Aggregated Principal	$ 140,800
Carrying Amount	$ 75,093
Mr. Jinlong Yang and MingZhu Logistics Two [Member]
Schedule of Collateral and Guarantee Made by Related Parties [Line Items]
Institution Name		The Industrial Bank Co., Ltd.(3)
Term		From May 9, 2022 to May 9, 2023
Aggregated Principal		$ 347,967
Carrying Amount		$ 347,967
Mr. Jinlong Yang and MingZhu Logistics Six [Member]
Schedule of Collateral and Guarantee Made by Related Parties [Line Items]
Institution Name		Bank of China(6)
Term		From May 16, 2022 to May 16, 2023
Aggregated Principal		$ 4,059,618
Carrying Amount		$ 3,340,486
Mr. Jinlong Yang and two properties owned by Mr. Jinlong Yang’s family members [Member]
Schedule of Collateral and Guarantee Made by Related Parties [Line Items]
Institution Name		China Everbright Bank(4)
Term		From November 23, 2022 to November 22, 2023
Aggregated Principal		$ 2,174,796
Carrying Amount		$ 2,087,804
Guarantee by Mr. Jinlong Yang and MingZhu Logistics Five [Member]
Schedule of Collateral and Guarantee Made by Related Parties [Line Items]
Institution Name		Guilin Bank(5)
Term		From April 28, 2022 to April 28, 2023
Aggregated Principal		$ 420,460
Carrying Amount		$ 420,460
Guarantee by Mr. Dongdong Wang and his Spouse
Schedule of Collateral and Guarantee Made by Related Parties [Line Items]
Institution Name		Zhejiang Mintai Commercial Bank
Term		From June 30, 2022 to June 8, 2023
Aggregated Principal		$ 289,973
Carrying Amount		$ 289,973
Mr. Dongdong Wang, Mr. Dongdong Wang’s Spouse and five employees [Member]
Schedule of Collateral and Guarantee Made by Related Parties [Line Items]
Institution Name		Zhejiang Tailong Commercial Bank Co., Ltd. (2)
Term		From November 18, 2022 to May 17, 2023
Aggregated Principal		$ 376,965
Carrying Amount		$ 376,965
Mr. Lihui Wang [Member]
Schedule of Collateral and Guarantee Made by Related Parties [Line Items]
Institution Name		Bank of China(6)
Term		From January 3, 2022 to January 3, 2023
Aggregated Principal		$ 289,973
Carrying Amount		$ 289,973
Mr. Lihui Wang One [Member]
Schedule of Collateral and Guarantee Made by Related Parties [Line Items]
Institution Name		Bank of China(6)
Term		From September 2022 to September 2023
Aggregated Principal		$ 1,159,891
Carrying Amount		$ 1,159,891